Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Cash flows from operating activities:
Net income	$ 1,055,435	¥ 6,836,900	¥ 4,795,705	¥ 4,445,218
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	28,165	182,450	174,462	158,363
Investment impairment	1,858	12,037	24,040
Share-based compensation cost	105,664	684,467	349,277	306,308
(Reversal of) /allowance for provision for doubtful accounts	624	4,041	3,765	(2,007)
(Gain)/loss on disposal of property, equipment and software	911	5,903	1,507	(509)
Unrealized exchange losses/(gains)	(18,026)	(116,772)	18,764	12,266
Deferred income taxes	(22,737)	(147,285)	(117,342)	142,283
Net equity share of losses from associated companies	11,753	76,134	48,955	5,321
Fair value changes of short-term investments	(21,628)	(140,104)	(64,249)	12,355
Changes in operating assets and liabilities:
Accounts receivable	(269,236)	(1,744,059)	(474,381)	(131,030)
Inventories	(121,880)	(789,514)	(8,213)	1,918
Prepayments and other current assets	(192,901)	(1,249,573)	(284,203)	(23,851)
Accounts payable	37,534	243,140	190,453	70,959
Salary and welfare payables	59,653	386,417	157,448	87,269
Taxes payable	62,046	401,924	259,828	(315,001)
Deferred revenue	414,334	2,683,970	486,744	321,018
Accrued liabilities and other payables	115,294	746,844	310,463	145,010
Net cash provided by operating activities	1,246,863	8,076,920	5,873,023	5,235,890
Cash flows from investing activities:
Purchase of property, equipment and software	(133,736)	(866,314)	(537,376)	(218,936)
Proceeds from sale of property, equipment and software	199	1,292	1,463	4,516
Purchase of other intangible assets	(54)	(347)	(14,011)	(900)
Purchase of land use right	(25,317)	(163,998)	(66,957)
Net change of short-term investments with terms of three months or less	(35,707)	(231,306)	247,406	(480,000)
Purchase of short-term investments	(877,922)	(5,687,000)	(2,358,122)	(400,000)
Proceeds from maturities of short-term investments	479,092	3,103,463	1,017,596	1,040,000
Investment in an associated company	(28,950)	(187,532)	(20,000)	(200,000)
Acquisitions of other long-term investments	(181,995)	(1,178,929)	(155,553)	(30,558)
Transfer to restricted cash	(117,863)	(763,493)	(492,149)	(1,566,244)
Placement/rollover of matured time deposits	(2,935,846)	(19,017,824)	(21,955,012)	(21,807,617)
Proceeds from maturity of time deposits	3,486,134	22,582,480	19,905,004	18,231,797
Change in other assets	(19,608)	(127,016)	(92,455)	(25,337)
Net cash used in investing activities	(391,573)	(2,536,524)	(4,520,166)	(5,453,279)
Cash flows from financing activities:
Proceeds of short-term bank loan	899,805	5,828,758	2,046,669	1,005,680
Payment of short-term bank loan	(886,353)	(5,741,616)	(975,504)
Proceeds from exercise of employees' stock options			2,917	2,474
Dividends paid to shareholders	(226,615)	(1,467,965)	(1,983,010)	(815,413)
Capital injection from/(repurchase of) mezzanine classified noncontrolling interests shareholders	(20,800)	(134,736)	130,365
Capital injection from noncontrolling interest shareholders	2,318	15,015	121	916
Repurchase of shares	(20,407)	(132,192)		(106,809)
Net cash provided by/(used in) financing activities	(252,052)	(1,632,736)	(778,442)	86,848
Effect of exchange rate changes on cash held in foreign currencies	21,979	142,374	(11,260)	(1,930)
Net (decrease)/ increase in cash and cash equivalents	625,217	4,050,034	563,155	(132,471)
Cash and cash equivalents beginning of the year	312,059	2,021,453	1,458,298	1,590,769
Cash and cash equivalents end of the year	937,276	6,071,487	2,021,453	1,458,298
Supplemental disclosures of cash flow information:
Cash paid for income taxes, net of tax refund	173,568	1,124,339	551,303	687,454
Supplemental schedule of non-cash investing and financing activities:
Fixed asset purchases financed by accounts payable	$ 33,395	¥ 216,328	¥ 80,575	¥ 10,071